Apollo Senior Floating Rate Fund Inc.
Schedule of Investments
March 31, 2020 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 150.2%(a)
AEROSPACE & DEFENSE - 7.4%
Bleriot US Bidco, Inc.
First Lien Delayed Draw Term Loan, (Prime + 3.75%, 0.00% Floor), 7.00%, 10/31/26(c)	412,154	364,757
First Lien Term Loan, (3M LIBOR + 4.75%, 0.00% Floor), 6.20%, 10/30/26(c)	2,637,789	2,334,443
Guidehouse, LLP
First Lien Term Loan, (1M LIBOR + 4.50%, 0.00% Floor), 5.49%, 05/01/25(c)	2,882,840	2,363,928
Kestrel Bidco, Inc. (Canada)
First Lien Term Loan B, (1M LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26(c)(e)	3,023,351	2,471,589
Maxar Technologies, Ltd. (Canada)
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 3.74%, 10/04/24(b)(c)(d)(e)	2,686,915	2,418,224
MRO Holdings, Inc.
First Lien Term Loan B, (3M LIBOR + 5.00%, 0.00% Floor), 6.45%, 06/04/26(c)	3,885,471	3,163,434
PAE Holding Corp.
First Lien Term Loan, (1M LIBOR + 5.50%, 1.00% Floor), 6.50%, 10/20/22(c)	1,731,847	1,593,300
Second Lien Term Loan, (1M LIBOR + 9.50%, 1.00% Floor), 10.50%, 10/20/23(c)(d)	642,645	582,108
		15,291,783
AUTOMOTIVE - 2.2%
APC Automotive Technologies, LLC
First Lien Term Loan A-1, (1.00% PIK), (6M LIBOR + 5.00%, 1.00% Floor), 6.72%, 05/09/25(c)(f)	5,065,078	4,009,845
First Lien Term Loan B, (6M LIBOR + 5.00%, 1.00% Floor), 6.72%, 05/10/24(c)(d)	1,578,175	522,770
		4,532,615
BANKING, FINANCE, INSURANCE & REAL ESTATE - 13.8%
AIS Holdco, LLC
First Lien Term Loan, (3M LIBOR + 5.00%, 0.00% Floor), 6.78%, 08/15/25(c)(d)	2,138,889	1,700,416
Alliant Holdings Intermediate, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.00% Floor), 3.86%, 05/09/25(c)	6,832,511	6,275,662
AssuredPartners, Inc.
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.00% Floor), 4.49%, 02/12/27(b)(c)	1,995,000	1,760,588
Asurion, LLC
First Lien Term Loan B4, (1M LIBOR + 3.00%, 0.00% Floor), 3.99%, 08/04/22(c)	699,034	669,905
First Lien Term Loan B6, (1M LIBOR + 3.00%, 0.00% Floor), 3.99%, 11/03/23(c)	4,434,748	4,279,532
First Lien Term Loan B7, (1M LIBOR + 3.00%, 0.00% Floor), 3.99%, 11/03/24(c)	869,420	838,990
Second Lien Term Loan B2, (1M LIBOR + 6.50%, 0.00% Floor), 7.49%, 08/04/25(c)	2,136,429	1,980,203
Edelman Financial Center, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.00% Floor), 4.18%, 07/21/25(c)	4,645,598	4,001,021
Second Lien Term Loan, (1M LIBOR + 6.75%, 0.00% Floor), 7.68%, 07/20/26(c)	911,369	702,665
NFP Corp.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.00% Floor), 4.24%, 02/15/27(b)(c)	3,283,702	2,856,821
Sedgwick Claims Management Services, Inc.
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 4.99%, 09/03/26(c)	3,852,794	3,518,082
		28,583,885
BEVERAGE, FOOD & TOBACCO - 3.0%
Froneri US, Inc. (United Kingdom)
First Lien Term Loan B-2, (1M LIBOR + 2.25%, 0.00% Floor), 3.24%, 01/29/27(b)(c)(e)	2,740,973	2,631,334
Second Lien Term Loan, (1M LIBOR + 5.75%, 0.00% Floor), 6.74%, 01/31/28(b)(c)(e)	559,322	531,356
Winebow Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 07/01/21(c)	4,011,333	3,130,645
		6,293,335
CAPITAL EQUIPMENT - 3.2%
Gardner Denver, Inc.
First Lien Term Loan B, (1M LIBOR + 1.75%, 0.00% Floor), 2.74%, 03/01/27(c)	2,486,014	2,352,391
Safe Fleet Holdings, LLC
First Lien Term Loan, (6M LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/03/25(c)	3,721,148	3,162,976
Second Lien Term Loan, (6M LIBOR + 6.75%, 1.00% Floor), 7.75%, 02/02/26(c)	1,403,846	1,105,529
		6,620,896
CHEMICALS, PLASTICS, & RUBBER - 7.6%
Archroma Finance S.A.R.L (Luxembourg)
First Lien Term Loan B-2, (3M LIBOR + 4.25%, 0.00% Floor), 6.10%, 08/12/24(b)(c)(e)	4,410,553	3,903,339
Perstorp Holding AB (Sweden)
First Lien Term Loan, (6M LIBOR + 4.75%, 0.00% Floor), 5.82%, 02/27/26(c)(e)	2,813,919	2,262,855
Polar US Borrower, LLC
First Lien Term Loan, (1M / 3M LIBOR + 4.75%, 0.00% Floor), 6.61%, 10/15/25(c)	1,994,950	1,760,543
Starfruit US Holdco, LLC (Netherlands)
First Lien Term Loan B, (1M LIBOR + 3.00%, 0.00% Floor), 3.86%, 10/01/25(c)(e)	4,864,765	4,414,774
Tronox Finance, LLC
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 3.93%, 09/23/24(c)	3,780,459	3,364,608
		15,706,119
CONSTRUCTION & BUILDING - 3.0%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 6.25%, 04/05/24(c)	5,191,538	3,763,865
Pisces Midco, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.00% Floor), 4.56%, 04/12/25(c)	2,969,773	2,546,581
		6,310,446
CONSUMER GOODS: NON-DURABLE - 3.2%
Coty, Inc.
First Lien Term Loan A, (1M LIBOR + 1.50%, 0.00% Floor), 2.51%, 04/05/23(c)(d)	1,883,355	1,497,267
Kronos Acquisition Holdings, Inc. (Canada)
First Lien Term Loan, (1M LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/15/23(c)(e)	5,778,514	5,227,157
		6,724,424
CONTAINERS, PACKAGING & GLASS - 2.0%
Anchor Glass Container Corp.
First Lien Term Loan, (1M / 3M LIBOR + 2.75%, 1.00% Floor), 3.78%, 12/07/23(c)	3,969,388	2,302,245
Strategic Materials Holding Corp.
First Lien Term Loan, (3M LIBOR + 3.75%, 1.00% Floor), 5.51%, 11/01/24(c)	2,842,001	1,776,251
		4,078,496
ENERGY: OIL & GAS - 0.3%
Ascent Resources - Marcellus, LLC
First Lien Term Loan A, (1M LIBOR + 6.50%, 1.00% Floor), 7.50%, 03/30/23(c)	452,027	401,174
RDV Resources, Inc.
First Lien Term Loan, (2.00% PIK), (3M LIBOR + 6.50%, 1.00% Floor), 7.50%, 03/31/24(c)(d)(f)	423,949	126,888
		528,062
HEALTHCARE & PHARMACEUTICALS - 13.5%
Amneal Pharmaceuticals, LLC
First Lien Initial Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 4.50%, 05/04/25(b)(c)	1,496,192	1,299,196
Bausch Health Companies, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 0.00% Floor), 3.36%, 11/27/25(c)	680,000	649,400
BioClinica Holding I, LP
First Lien Initial Term Loan, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 10/20/23(c)	4,646,272	3,953,211
BW NHHC HoldCo, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 0.00% Floor), 6.62%, 05/15/25(c)	2,963,978	1,822,847
Endo International PLC
First Lien Term Loan B, (1M LIBOR + 4.25%, 0.75% Floor), 5.25%, 04/29/24(c)	5,469,589	4,949,978
Hanger, Inc.
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.00% Floor), 4.49%, 03/06/25(c)	2,326,348	2,035,554
Inovalon Holdings, Inc.
First Lien Term Loan B1, (1M LIBOR + 3.00%, 0.00% Floor), 3.75%, 04/02/25(b)(c)	3,178,010	2,955,549
Lanai Holdings III, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 6.53%, 08/29/22(c)	1,994,792	1,468,256
Second Lien Term Loan, (3M LIBOR + 8.50%, 1.00% Floor), 10.28%, 08/28/23(c)(d)	869,565	719,130
Loire Finco Luxembourg S.A R.L. (United Kingdom)
First Lien Term Loan, (3M LIBOR + 3.50%, 0.00% Floor), 3.50%, 01/22/27(b)(c)(e)	1,504,274	1,318,744
Parexel International Corp.
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 3.74%, 09/27/24(c)	2,000,000	1,727,500
Pluto Acquisition I, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 0.00% Floor), 6.82%, 06/22/26(c)	2,133,702	1,824,315
Team Health Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24(b)(c)	5,037,436	3,249,146
		27,972,826
HIGH TECH INDUSTRIES - 25.2%
Aspect Software, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 1.00% Floor), 6.00%, 01/15/24(b)(c)	3,659,343	2,890,881
Boxer Parent Company, Inc.
First Lien Term Loan, (1M LIBOR + 4.25%, 0.00% Floor), 5.24%, 10/02/25(c)	2,487,406	2,091,597
Electronics for Imaging, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 0.00% Floor), 6.45%, 07/23/26(c)	5,299,875	4,213,400
Flexera Software, LLC
First Lien Term Loan B, (1M LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/26/25(c)	3,436,229	3,135,559
Helios Software Holdings, Inc.
First Lien Term Loan, (6M LIBOR + 4.25%, 0.00% Floor), 5.32%, 10/24/25(c)	1,863,739	1,605,919
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 5.70%, 01/12/26(c)	4,764,943	3,946,945
ION Trading Technologies S.A.R.L (United Kingdom)
First Lien Term Loan, (6M LIBOR + 4.00%, 1.00% Floor), 5.07%, 11/21/24(b)(c)(e)	5,727,151	4,772,635
Ivanti Software, Inc.
First Lien Term Loan, (1M LIBOR + 4.25%, 1.00% Floor), 5.25%, 01/20/24(c)	3,892,763	3,464,559
Red Ventures, LLC
First Lien Term Loan B-2, (1M LIBOR + 2.50%, 0.00% Floor), 3.49%, 11/08/24(c)	5,933,433	5,201,633
Riverbed Technology, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/24/22(b)(c)	4,762,266	3,153,502
Surf Intermediate I, Ltd.
First Lien Term Loan B, (3M LIBOR + 3.50%, 0.00% Floor), 4.81%, 03/05/27(b)(c)	7,135,462	6,404,077
Syncsort, Inc.
First Lien Incremental Term Loan B, (3M LIBOR + 6.00%, 1.00% Floor), 7.58%, 08/16/24(c)	1,341,175	1,086,352
First Lien Term Loan B, (3M LIBOR + 6.25%, 0.00% Floor), 7.86%, 08/16/24(c)	653,804	529,581
Second Lien Term Loan, (3M LIBOR + 9.00%, 1.00% Floor), 10.61%, 08/18/25(c)	2,500,000	1,937,500
Vertafore, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.00% Floor), 4.24%, 07/02/25(c)	4,278,921	3,817,247
Second Lien Term Loan, (1M LIBOR + 7.25%, 0.00% Floor), 8.24%, 07/02/26(c)	1,234,301	1,082,482
Vertiv Group Corp.
First Lien Term Loan B, (1M LIBOR + 3.00%, 0.00% Floor), 4.58%, 03/02/27(b)(c)	3,042,748	2,768,901
		52,102,770
HOTEL, GAMING & LEISURE - 2.2%
Cineworld Group PLC (Canada)
First Lien Incremental Term Loan, (LIBOR + 3.00%, 0.00% Floor), 3.00%, 02/05/27(b)(c)(e)	2,611,961	1,776,133
Scientific Games International, Inc.
First Lien Term Loan B-5, (1M / 2M LIBOR + 2.75%, 0.00% Floor), 4.25%, 08/14/24(b)(c)	3,491,094	2,833,599
		4,609,732
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.9%
Advantage Sales & Marketing, Inc.
First Lien Incremental Term Loan B, (3M LIBOR + 3.25%, 1.00% Floor), 4.70%, 07/23/21(c)	3,015,173	2,462,386
First Lien Term Loan, (3M LIBOR + 3.25%, 1.00% Floor), 4.70%, 07/23/21(c)	4,434,297	3,591,780
F & W Media, Inc.
First Lien Term Loan B-1, (LIBOR + 6.50%, 1.50% Floor), 8.00%, 05/24/22(c)(d)(g)(m)	361,023	–
First Lien Term Loan B-2, (LIBOR + 10.00%, 1.50% Floor), 11.50%, 05/24/22(c)(d)(g)(m)	1,076,345	–
		6,054,166
MEDIA: BROADCASTING & SUBSCRIPTION - 12.4%
CSC Holdings, LLC
First Lien Term Loan B, (1M LIBOR + 2.25%, 0.00% Floor), 2.86%, 01/15/26(c)	1,347,500	1,300,337
First Lien Term Loan B5, (1M LIBOR + 2.50%, 0.00% Floor), 3.11%, 04/15/27(c)	1,731,573	1,676,734
Global Eagle Entertainment, Inc.
First Lien Term Loan, (3M LIBOR + 7.50%, 1.00% Floor), 9.38%, 01/06/23(c)	6,322,717	4,141,380
Nexstar Broadcasting, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 0.00% Floor), 4.33%, 09/18/26(c)	2,451,354	2,311,626
Radiate Holdco, LLC
First Lien Term Loan, (1M LIBOR + 3.00%, 0.75% Floor), 3.99%, 02/01/24(c)	1,122,083	1,049,147
Univision Communications, Inc.
First Lien Term Loan, (1M LIBOR + 2.75%, 1.00% Floor), 3.75%, 03/15/24(c)	4,455,459	3,834,480
Urban One, Inc.
First Lien Term Loan, (1M LIBOR + 4.00%, 1.00% Floor), 5.00%, 04/18/23(c)	1,349,428	994,083
WideOpenWest Finance, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/18/23(b)(c)	997,442	930,115
William Morris Endeavor Entertainment, LLC
First Lien Term Loan B, (1M / 3M LIBOR + 2.75%, 0.00% Floor), 4.04%, 05/18/25(b)(c)	7,016,882	5,631,048
Ziggo Financing Partnership (Netherlands)
First Lien Term Loan, (1M LIBOR + 2.50%, 0.00% Floor), 3.20%, 04/30/28(b)(c)(e)	4,000,000	3,820,000
		25,688,950
MEDIA: DIVERSIFIED & PRODUCTION - 1.5%
Learfield Communications, LLC
First Lien Initial Term Loan, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23(c)	4,464,506	3,043,298
RETAIL - 8.7%
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 20.00%, 05/15/20(d)(h)(i)(m)	196,013	32,655
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 6.00%, 04/24/23(c)(d)(h)(m)	868,743	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 2.00%, 04/24/23(c)(d)(h)(m)	1,063,663	–
Vendor Payment Term Loan, 20.00%, 05/15/20(d)(h)(i)(m)	35,263	5,874
EG America, LLC
First Lien Term Loan, (6M LIBOR + 4.00%, 0.00% Floor), 5.07%, 02/07/25(c)	5,908,909	4,396,229
General Nutrition Centers, Inc.
First Lien FILO Term Loan, (1M LIBOR + 7.00%, 0.00% Floor), 7.99%, 12/31/22(c)	3,072,350	2,686,402
Petco Animal Supplies, Inc.
First Lien Second Amendment Term Loan B1, (3M LIBOR + 3.25%, 1.00% Floor), 5.03%, 01/26/23(c)	5,473,539	3,836,951
PetSmart, Inc.
First Lien Term Loan B-2, (6M LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/11/22(c)	7,361,793	7,079,321
		18,037,432
SERVICES: BUSINESS - 18.0%
AQ Carver Buyer, Inc.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.45%, 09/23/25(c)(d)	1,088,057	843,244
Carestream Health, Inc.
First Lien Term Loan, (6M LIBOR + 6.25%, 1.00% Floor), 7.32%, 02/28/21(b)(c)	630,824	580,989
Second Lien Extended Term Loan, (1.00% PIK), (6M LIBOR + 10.50%, 1.00% Floor), 11.57%, 06/07/21(c)(f)	2,169,934	1,871,568
Creative Artists Agency, LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.00% Floor), 4.74%, 11/27/26(c)	878,649	792,981
Deerfield Dakota Holding, LLC
First Lien Term Loan B, (LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27(b)(c)	2,000,000	1,720,000
DG Investment Intermediate Holdings 2, Inc.
First Lien Incremental Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 4.74%, 02/03/25(c)	1,868,450	1,616,209
First Lien Term Loan, (1M LIBOR + 3.00%, 0.75% Floor), 3.99%, 02/03/25(c)	1,977,511	1,690,772
DTI Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 6.53%, 09/29/23(c)	4,809,146	3,462,585
Electro Rent Corp.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.80%, 01/31/24(b)(c)	2,847,579	2,390,428
Ensemble RCM, LLC
First Lien Term Loan, (3M LIBOR + 3.75%, 0.00% Floor), 5.51%, 08/03/26(c)	2,743,576	2,541,237
Envision Healthcare Corp.
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.00% Floor), 4.74%, 10/10/25(c)	2,350,303	1,259,374
Evergreen Skills Lux S.A.R.L.
First Lien Term Loan, (3M LIBOR + 4.75%, 1.00% Floor), 6.53%, 04/28/21(c)	2,979,056	1,966,177
Second Lien Term Loan, (3M LIBOR + 8.25%, 1.00% Floor), 10.03%, 04/28/22(c)	1,000,000	180,715
Garda World Security Corp. (Canada)
First Lien Term Loan B, (3M LIBOR + 4.75%, 0.00% Floor), 6.39%, 10/30/26(b)(c)(e)	5,353,721	5,112,804
Packers Holdings, LLC
First Lien Term Loan, (1M LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/04/24(b)(c)	2,984,733	2,559,408
Refinitiv US Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.25%, 0.00% Floor), 4.24%, 10/01/25(b)(c)	5,716,095	5,518,403
SGS Cayman, L.P.
First Lien Term Loan B, (3M LIBOR + 5.38%, 1.00% Floor), 6.83%, 04/23/21(c)	596,318	444,257
STG-Fairway Acquisitions, Inc.
First Lien Term Loan, (6M LIBOR + 3.50%, 0.00% Floor), 4.57%, 01/31/27(c)	903,346	781,394
Sutherland Global Services, Inc.
First Lien Term Loan, (3M LIBOR + 5.38%, 1.00% Floor), 6.83%, 04/23/21(c)	2,561,210	1,908,102
		37,240,647
SERVICES: CONSUMER - 1.6%
Nascar Holdings, LLC
First Lien Term Loan B, (1M LIBOR + 2.75%, 0.00% Floor), 3.67%, 10/19/26(b)(c)	1,180,645	1,050,774
USS Ultimate Holdings, Inc.
First Lien Term Loan, (6M LIBOR + 3.75%, 1.00% Floor), 5.67%, 08/25/24(c)	2,549,604	2,218,155
		3,268,929
TELECOMMUNICATIONS - 15.3%
CenturyLink, Inc.
First Lien Term Loan A, (1M LIBOR + 2.00%, 0.00% Floor), 2.99%, 01/31/25(b)(c)	723,419	678,809
First Lien Term Loan B, (1M LIBOR + 2.25%, 0.00% Floor), 3.24%, 03/15/27(b)(c)	5,952,590	5,591,744
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 4.49%, 07/23/25(c)	3,621,209	3,078,028
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien Fixed Term Loan B5, 6.63%, 01/02/24(b)(e)(i)	4,984,426	4,679,130
First Lien Term Loan B3, (6M LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23(c)(e)	1,188,001	1,101,128
First Lien Term Loan B4, (6M LIBOR + 4.50%, 1.00% Floor), 6.43%, 01/02/24(c)(e)	5,444,878	5,074,626
TierPoint, LLC
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24(c)	2,037,227	1,828,411
U.S. TelePacific Corp.
First Lien Term Loan B, (6M LIBOR + 6.00%, 1.00% Floor), 7.07%, 05/02/23(c)	4,784,808	3,732,150
Zacapa, LLC (Luxembourg)
First Lien Term Loan B, (6M LIBOR + 4.50%, 0.00% Floor), 5.57%, 07/02/25(c)(e)	3,166,903	2,907,613
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan, (1M LIBOR + 3.00%, 0.00% Floor), 3.99%, 03/09/27(c)	3,159,858	3,001,865
		31,673,504
TRANSPORTATION: CONSUMER - 1.1%
Atlantic Aviation FBO, Inc.
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.00% Floor), 4.74%, 12/06/25(b)(c)	854,979	820,779
Travel Leaders Group, LLC
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 4.96%, 01/25/24(c)	1,977,349	1,519,266
		2,340,045
UTILITIES: ELECTRIC - 2.1%
Brookfield WEC Holdings, Inc.
First Lien Term Loan, (1M LIBOR + 3.00%, 0.75% Floor), 3.99%, 08/01/25(c)	4,456,183	4,250,085
Total Senior Loans
(Cost $364,836,223)		310,952,445

Corporate Notes and Bonds - 6.2%
AEROSPACE & DEFENSE - 0.5%
Transdigm, Inc.
6.25%, 03/15/26(i)(j)	1,000,000	1,000,622
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.0%
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27(i)(j)	951,000	895,794
GTCR AP Finance, Inc.
8.00%, 05/15/27(i)(j)	300,000	278,563
NFP Corp.
6.88%, 07/15/25(i)(j)	1,000,000	947,500
		2,121,857
ENERGY: OIL & GAS - 0.6%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(i)(j)	3,573,000	1,066,691
10.50%, 05/15/27(i)(j)	553,000	184,449
		1,251,140
HEALTHCARE & PHARMACEUTICALS - 0.7%
Bausch Health Companies, Inc.
6.50%, 03/15/22(i)(j)	1,500,000	1,520,625
HIGH TECH INDUSTRIES - 0.6%
Riverbed Technology, Inc.
8.88%, 03/01/23(i)(j)	1,793,000	1,181,139
MEDIA: BROADCASTING & SUBSCRIPTION - 0.7%
CSC Holdings, LLC
5.38%, 02/01/28(i)(j)	1,000,000	1,026,967
Univision Communications, Inc.
5.13%, 02/15/25(i)(j)	473,000	406,780
		1,433,747
METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 12/31/19(d)(k)(m)	18,879	–
Magnetation, LLC / Mag Finance Corp.
11.00%, 05/15/18(d)(i)(j)(l)(m)	639,000	–
		–
RETAIL - 0.4%
EG Global Finance PLC (United Kingdom)
8.50%, 10/30/25(e)(i)(j)	1,000,000	896,255
TELECOMMUNICATIONS - 1.7%
Front Range Bidco, Inc.
4.00%, 03/01/27(i)(j)	271,000	260,838
Orbcomm, Inc.
8.00%, 04/01/24(i)(j)	3,194,000	3,134,113
		3,394,951
Total Corporate Notes and Bonds
(Cost $16,463,515)		12,800,336

Common Stocks - 1.0%	Share Quantity	Value ($)
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.9%
Medical Card System, Inc.(d)(m)	991,230	1,819,110
ENERGY: OIL & GAS - 0.1%
Ascent Resources Marcellus Holdings, Inc.(d)(m)	324,739	145,950
HGIM Corp.(d)(m)	9,820	76,925
RDV Resources, Inc.(d)(m)	28,252	–
Southcross Holdings Borrower, L.P. Class A-II(d)	129	–
Southcross Holdings Borrower, GP LLC(d)(m)	129	–
		222,875
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(m)	3,133	27,644
F & W Media, Inc.(d)(g)(m)	9,511	–
		27,644
RETAIL - 0.0%
Charming Charlie, LLC(d)(h)(m)	8,890,519	–
Total Common Stocks
(Cost $2,052,436)		2,069,629

Preferred Stocks - 0.5%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.4%
Watford Holdings, Ltd. (Bermuda)
(3M LIBOR + 6.68%, 1.00% Floor), 8.62%(e)	946,575	908,712
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK), 14.50%(d)(f)(i)	2,526	170,417
Total Preferred Stocks
(Cost $1,098,067)		1,079,129

Warrants - 0.0%
ENERGY: OIL & GAS - 0.0%
Ascent Resources Marcellus Holdings, Inc.(d)(m)	84,077	254
Total Warrants
(Cost $8,408)		254

Total Investments - 157.9%
(Cost of $384,458,649)		326,901,793
Other Assets & Liabilities, Net - 0.5%		978,473
Loan Outstanding - (58.4)% (n)(o)		(120,844,354)
Net Assets (Applicable to Common Shares) - 100.0%		207,035,912

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2020. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/Prime rate. As of March 31, 2020, the 1, 2, 3 and 6 month LIBOR rates were 0.99%, 1.26%, 1.45% and 1.18%, respectively, and the Prime lending rate was 3.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of both LIBOR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign risk exposure traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	The issuer has filed for Chapter 11 bankruptcy protection as of March 10, 2019.
(h)	The issuer has filed for Chapter 11 bankruptcy protection as of July 11, 2019.
(i)	Fixed rate asset.
(j)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $12,800,336, or 6.18% of net assets.

(k)	The issuer is in default of its payment obligations as of July 5, 2018.
(l)	The issuer is in default of its payment obligations as of May 5, 2015.
(m)	Non-income producing asset.
(n)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(o)	Principal of $121,000,000 less unamortized deferred financing costs of $155,646.

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments

March 31, 2020 (unaudited)

Security Valuation
Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, and preferred stock are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the Fund to measure fair value at March 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2020 is as follows:

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$26,263,951	$26,263,951	$-	$-
Senior Loans	310,952,445	-	302,503,869	8,448,576
Corporate Notes and Bonds	12,800,336	-	12,800,336	-
Common Stocks	2,069,629	-	-	2,069,629
Preferred Stocks	1,079,129	-	908,712	170,417
Warrants	254	-	-	254
Total Assets	$353,165,744	$26,263,951	$316,212,917	$10,688,876

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2020 through March 31, 2020:

Apollo Senior Floating Rate Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stock	Warrants
Total Fair Value, beginning of period	$8,806,870	$6,969,076	$-	$1,664,855	$170,417	$2,522
Purchases, including capitalized PIK	126,888	126,888	-	-	-	-
Sales/Paydowns	(531,493)	(523,906)	-	(7,587)	-	-
Accretion/(amortization) of discounts/(premiums)	10,140	10,140	-	-	-	-
Net realized gain/(loss)	2,678	2,678	-	-	-	-
Change in net unrealized appreciation/(depreciation)	(832,820)	(1,096,963)	-	266,411	-	(2,268)
Transfers into Level 3	5,369,468	5,223,518	-	145,950	-	-
Transfers out of Level 3	(2,262,855)	(2,262,855)	-	-	-	-
Total Fair Value, end of period	$10,688,876	$8,448,576	$-	$2,069,629	$170,417	$254

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. There were no transfers between Level 1 and Level 2 fair value measurement during the period shown. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2020 was $(403,309).

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2020:

Assets	Fair Value at March 31, 2020	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$6,981,921	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	38,529	Recoverability (b)	Estimated Proceeds (b)	$984k - $1.01m	$1.00m

	-	Recoverability (b)	Estimated Proceeds (b)	$0	$0

	719,130	Discounted Cash Flow (c)	Discount Rate (c)	17.45%	17.45%

	582,108	Discounted Cash Flow (c)	Discount Rate (c)	14.88%	14.88%

	126,888	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	2.0x	2.0x

Corporate Notes and Bonds	-	Recoverability (b)	Estimated Proceeds (b)	$0	$0

Common Stocks	27,644	Transaction Approach (e)	TEV | EBITDA Multiple (e)	5.4x	5.4x

	145,950	Discounted Cash Flow (c)	Discount Rate (c)	14.75%	14.75%

	-	Recoverability (b)	Estimated Proceeds (b)	$984k-$1.01m	$1.00m

	-	Recoverability (b)	Estimated Proceeds (b)	$0	$0

	1,819,110	Guideline Public Company (d) Transaction Approach (e)	TEV | EBITDA Multiple (d)(e)	2.5x-2.9x	2.6x

	-	Guideline Public Company (d)	TEV | EBITDA Multiple (d)	2.0x	2.0x

	76,925	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

Preferred Stock	170,417	Transaction Approach (e)	TEV | EBITDA Multiple (e)	5.4x	5.4x

Warrants	254	Option Model (f)	Volatility (f)	55.00%	55.00%

Total Fair Value	$10,688,876

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis. There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets. The significant unobservable inputs used in the valuation model were estimated proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(d)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(e)
The Fund utilized a transaction approach to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value TEV and EBITDA. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(f)
The Fund utilized a Black-Scholes options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

General Commitments and Contingencies
As of March 31, 2020, the Fund had no unfunded loan commitments outstanding.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.